Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement data:
Interest income	$ 3,849	$ 3,877	$ 3,904	$ 3,943	$ 4,107	$ 4,172	$ 4,122	$ 4,116	$ 4,295	$ 4,124	$ 4,107	$ 4,084	$ 15,573	$ 16,517	$ 16,611
Interest expense	976	997	998	1,001	1,026	1,066	1,117	1,217	1,340	1,470	1,505	1,521	3,972	4,426	5,835
Net interest income	2,873	2,880	2,906	2,942	3,081	3,106	3,005	2,899	2,955	2,654	2,602	2,563	11,601	12,091	10,776
Provision for loan losses	368	174	467	168	536	309	709	673	915	191	509	263	1,177	2,227	1,878
Noninterest income	874	857	935	777	861	858	810	724	894	855	714	672	3,443	3,253	3,134
Noninterest expense	3,037	2,971	3,063	2,839	3,051	2,750	2,964	2,779	2,853	2,764	2,711	2,708	11,910	11,544	11,037
Income tax expense (note 8)	93	193	99	234	133	297	35	45	18	180	29	81	619	510	308
Net income	$ 249	$ 399	$ 212	$ 478	$ 222	$ 608	$ 107	$ 126	$ 63	$ 374	$ 67	$ 183	$ 1,338	$ 1,063	$ 687
Per share data:
Basic net income per share (note 1(o))	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.40	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Diluted net income per share (note1(o))	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.40	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Cash dividends per share	$ 0.05	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.05	$ 0.00	$ 0.00	$ 0.00
Book value per share	$ 18.63	$ 18.34	$ 18.40	$ 18.32	$ 18.01	$ 18.44	$ 17.99	$ 17.83	$ 17.71	$ 17.84	$ 17.54	$ 17.55